Employees' Rights Upon Retirement (Tables)	12 Months Ended
Dec. 31, 2017
Employees' Rights Upon Retirement [Abstract]
Summary of amounts accrued and the portions funded, with severance pay funds and by the insurance policies
	December 31,
	2 0 1 7	2 0 1 6
	U.S. dollars in thousands

Accrued severance pay	$1,712	$1,687
Less - amounts funded (presented in “investment and other non-current assets”)	(1,642)	(1,565)
Unfunded balance	$70	$122